CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Revenues (including transactions with related parties of RMB2,157, RMB1,224 and RMB1,388 (US$196) for the years ended December 31, 2021, 2022 and 2023, respectively)
Total revenues	¥ 1,018,139	$ 143,402	¥ 985,517	¥ 944,722
Cost of revenues (including transactions with related parties of RMB 1,524, RMB 4,708 and RMB 5,277 (US$743) for the years ended December 31, 2021, 2022 and 2023, respectively)
Total cost of revenues	(296,868)	(41,813)	(294,343)	(284,098)
Gross profit	721,271	101,589	691,174	660,624
Operating expenses
Research and development expenses (including transactions with related parties of RMB 22,416, RMB 18,293 and RMB 16,264 (US$2,291) for the years ended December 31, 2021, 2022 and 2023, respectively)	(257,546)	(36,275)	(313,481)	(415,334)
Sales and marketing expenses (including transactions with a related party of RMB 3,797, RMB 4,549 and RMB 5,370 (US$756) for the years ended December 31, 2021, 2022 and 2023, respectively)	(199,504)	(28,100)	(156,916)	(202,093)
General and administrative expenses (including transactions with a related party of RMB 3,164, RMB 3,455 and RMB 3,534 (US$498) for the years ended December 31, 2021, 2022 and 2023, respectively)	(104,334)	(14,695)	(109,195)	(97,445)
Total operating expenses	(561,384)	(79,070)	(579,592)	(714,872)
Operating income (loss)	159,887	22,519	111,582	(54,248)
Other income, net	42,686	6,012	21,190	17,052
Income (loss) before income taxes	202,573	28,531	132,772	(37,196)
Income tax benefits (expenses)	(21,666)	(3,052)	(22,953)	145
Net income (loss)	180,907	25,479	109,819	(37,051)
Other comprehensive income (loss)
Foreign currency translation adjustment	7,458	1,050	45,174	(12,816)
Total other comprehensive income (loss)	7,458	1,050	45,174	(12,816)
Total comprehensive income (loss)	¥ 188,365	$ 26,529	¥ 154,993	¥ (49,867)
Income (loss) per ordinary share:
Basic | (per share)	¥ 0.69	$ 0.10	¥ 0.41	¥ (0.14)
Diluted | (per share)	¥ 0.66	$ 0.09	¥ 0.41	¥ (0.14)
Weighted average number of ordinary shares:
Basic	264,052,936	264,052,936	266,535,220	266,631,802
Diluted	273,765,128	273,765,128	270,204,542	266,631,802
American Depositary Shares
Income (loss) per ordinary share:
Basic | (per share)	¥ 3.43	$ 0.48	¥ 2.06	¥ (0.69)
Diluted | (per share)	¥ 3.30	$ 0.46	¥ 2.03	¥ (0.69)